EXPLORATION AND EVALUATION ASSETS (Tables)	12 Months Ended
Dec. 31, 2023
EXPLORATION AND EVALUATION ASSETS
Schedule of summary of the carrying costs of acquisition costs and exploration expenditures incurred to date for each exploration and evaluation asset

	Newfoundland
	Queensway(i)	Other	Ontario(ii)	Total
Year ended December 31, 2023	$	$	$	$
Exploration and evaluation assets
Balance as at December 31, 2022	8,616,693	47,916	272,000	8,936,609
Additions
Acquisition costs	381,220	30,793	—	412,013
Claim staking and license renewal costs	16,565	—	—	16,565
Disposals
Disposal of exploration and evaluation assets	—	—	(264,000)	(264,000)
Impairment of exploration and evaluation assets	—	—	(8,000)	(8,000)
Balance as at December 31, 2023	9,014,478	78,709	—	9,093,187

Exploration and evaluation expenditures
Cumulative exploration expense – December 31, 2022	121,302,318	539,998	3,428,034	125,270,350
Assays	16,102,874	14,515	—	16,117,389
Drilling	41,121,168	—	—	41,121,168
Environmental studies	1,280,147	—	—	1,280,147
Geochemistry	857,555	—	—	857,555
Geophysics	814,877	—	—	814,877
Imagery and mapping	644,205	9,932	—	654,137
Metallurgy	950,855	—	—	950,855
Office and general	855,902	—	144	856,046
Other	590,575	—	—	590,575
Permitting	225,162	—	—	225,162
Property taxes, mining leases and rent	143,010	—	5,915	148,925
Reclamation	2,122,598	—	—	2,122,598
Salaries and consulting	13,243,577	10,103	13,850	13,267,530
Seismic survey	8,118,668	—	—	8,118,668
Supplies and equipment	4,438,579	—	480	4,439,059
Technical reports	55,025	—	—	55,025
Travel and accommodations	1,481,399	309	155	1,481,863
Trenching	982,148	—	—	982,148
Exploration cost recovery	(45,450)	—	—	(45,450)
	93,982,874	34,859	20,544	94,038,277
Cumulative exploration expense – December 31, 2023	215,285,192	574,857	3,448,578	219,308,627

	Newfoundland
	Queensway (i)	Other	Ontario(ii)	Total
Year ended December 31, 2022	$	$	$	$
Exploration and evaluation assets
Balance as at December 31, 2021	8,236,181	17,700	271,600	8,525,481
Additions
Acquisition costs	364,738	30,096	—	394,834
Claim staking and license renewal costs	15,774	120	400	16,294
Balance as at December 31, 2022	8,616,693	47,916	272,000	8,936,609

Exploration and evaluation expenditures
Cumulative exploration expense – December 31, 2021	51,439,957	59,646	2,350,201	53,849,804
Assays	9,741,609	12,545	233,314	9,987,468
Drilling	36,118,624	352,056	449,063	36,919,743
Environmental studies	537,234	—	—	537,234
Geochemistry	48,116	—	—	48,116
Geophysics	1,894,010	—	177,916	2,071,926
Imagery and mapping	95,893	—	—	95,893
Metallurgy	65,644	—	—	65,644
Office and general	672,019	50	4,811	676,880
Property taxes, mining leases and rent	103,750	—	3,205	106,955
Petrography	9,372	—	—	9,372
Reclamation	2,464,985	—	—	2,464,985
Salaries and consulting	11,166,116	43,866	155,729	11,365,711
Supplies and equipment	5,204,988	71,187	35,182	5,311,357
Technical reports	458,439	—	9,567	468,006
Travel and accommodations	1,341,562	648	9,046	1,351,256
Exploration cost recovery	(60,000)	—	—	(60,000)
	69,862,361	480,352	1,077,833	71,420,546
Cumulative exploration expense – December 31, 2022	121,302,318	539,998	3,428,034	125,270,350

(i)Queensway Project – Gander, Newfoundland

As at December 31, 2023, the Company owns a 100% interest in 96 (December 31, 2022 – 94) mineral licenses including 6,659 (December 31, 2022 – 6,649) claims comprising 166,475 (December 31, 2022 – 166,225) hectares of land located in Gander, Newfoundland. The project rights were acquired by map staking mineral licenses and making staged payments in cash and common shares of the Company from 2016 through 2022 under ten separate option agreements, of which nine are completed. The Queensway Project carries various net smelter return (“NSR”) royalties ranging from 0.4% to 2.5% and include buy-back provisions that allows the Company, at its option, to reduce the NSR by making lump-sum payments ranging from $250,000 to $1,000,000 to the holders of the royalties.The total cost of the NSR’s if the Company were to exercise all of its buy-back rights is $5,250,000 resulting in NSR’s ranging from 0.4% to 1.5% for the mineral licenses subsect to an NSR royalty.

3.	EXPLORATION AND EVALUATION ASSETS (continued)

(i)Queensway Project – Gander, Newfoundland (continued)

On November 2, 2022, the Company entered into a definitive property option agreement to acquire a 100% interest in five mineral licenses located in Gander, Newfoundland. Under the terms of this agreement, the Company may exercise the option by issuing an aggregate of 487,078 common shares in the capital of the Company and making aggregate cash payments of $2,350,000 to the optionors as follows:

●	$200,000 (paid) and 39,762 common shares (issued) on the later of (i) staking confirmation date as defined in the Option Agreement and (ii) the receipt of the TSX-Venture Exchange’s approval;
●	$200,000 (paid) and 39,762 common shares on or before November 2, 2023 (issued);
●	$250,000 and 69,583 common shares on or before November 2, 2024;
●	$300,000 and 89,463 common shares on or before November 2, 2025;
●	$600,000 and 129,224 common shares on or before November 2, 2026; and
●	$800,000 and 119,284 common shares on or before November 2, 2027.
(ii)Ontario Projects

Disposal of Lucky Strike

During the year ended December 31, 2023, the Company recognized a gain on disposal of its Lucky Strike project in Kirkland Lake, Ontario of $4,217,935. The Company received total non-cash consideration having a fair value of $4,657,482 consisting of 28,612,500 common shares of Kirkland Lake Discoveries Corp. and a 1.0% net smelter return royalty on future production from the mineral claims. The Company recognized $175,547 of professional fees in connection with the transaction and derecognized the Lucky Strike project at its carrying value of $264,000. Refer to Note 7 for further information.

As at December 31, 2022, the Company owned a 100% interest in the Lucky Strike project in Kirkland Lake, Ontario comprising 11,684 hectares, as well as a portfolio of mining and royalty interests throughout northeastern Ontario. The project rights were acquired by map staking mineral licenses and making staged payments in cash and common shares of the Company from 2016 through 2019 under a fully executed option agreement. The optioned lands carried an NSR ranging from 1% to 2%.

Impairment of Ontario Properties

During the year ended December 31, 2023, the Company recorded an impairment of $8,000 (December 31, 2023 - $Nil) in acquisition costs related to projects no longer being explored.